Schedule I - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss before taxation	$ (150,684)	$ (3,416)	$ (240,810)	$ (94,796)	$ (74,905)
Adjustments for:
Interest income	(373)	(193)	(431)	(467)	(330)
Amortization of intangible assets	11	10	20	20	20
Fair value change of financial assets at FVTPL	(676)		(323)	(2)	(108)
Fair value change of convertible preferred shares	76,430	(23,669)	189,646	37,424	26,572
Share-based payment expenses	5,282	2,064	3,582	8,122	4,510
Issuance costs for convertible preferred shares					3,782
Non-cash adjustments to other expenses			(2,563)
Operating cash flows before movements in working capital	(22,499)	(21,996)	(49,368)	(45,955)	(38,798)
(Increase)/decrease in deposits, prepayments and deferred expenses	(1,583)	1,573	3,651	(453)	(940)
Increase in other payables and accruals	(1,252)	641	2,837	3,096	4,001
NET CASH USED IN OPERATING ACTIVITIES	(24,397)	(19,726)	(42,824)	(43,312)	(35,681)
INVESTING ACTIVITIES
Interest received	373	193	431	467	330
Purchase of intangible assets				(7,500)	(10,000)
Repayment of loan to a director					131
Proceeds from disposal of financial asset at FVTPL			5,000		7,000
NET CASH (USED IN) FROM INVESTING ACTIVITIES	(242)	23,839	29,053	(38,950)	2,325
FINANCING ACTIVITIES
Proceeds on issue of convertible preferred shares					124,250
Proceeds from issue of shares upon exercise of share options	83	151	392	141	6,029
Issuance costs paid for convertible preferred shares					(3,782)
Accrued issuance costs paid				(1,173)	(439)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	17,241	(153)	(294)	(1,643)	125,514
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(7,379)	3,960	(14,065)	(83,905)	92,158
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	32,675	46,740	46,740	130,645	38,487
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	25,296	50,700	32,675	46,740	130,645
Separate [Member]
OPERATING ACTIVITIES
Loss before taxation			(240,811)	(94,796)	(74,905)
Adjustments for:
Share of loss in subsidiaries			43,094	45,757	34,347
Interest income			(112)	(42)	(91)
Amortization of intangible assets			20	20
Fair value change of financial assets at FVTPL			(323)	(2)	(108)
Fair value change of convertible preferred shares			189,646	37,424	26,572
Share-based payment expenses			818	4,056	4,510
Issuance costs for convertible preferred shares					3,782
Non-cash adjustments to other expenses			(2,563)
Operating cash flows before movements in working capital			(10,231)	(7,583)	(5,893)
(Increase)/decrease in deposits, prepayments and deferred expenses			2,812	162	(1,579)
Increase in other payables and accruals			859	1,119	6,288
NET CASH USED IN OPERATING ACTIVITIES			(6,560)	(6,302)	(1,184)
INVESTING ACTIVITIES
Interest received			112	42	91
Investment in subsidiaries			(25,926)	(27,150)	(16,596)
Advance to subsidiaries			(2,013)	(4,818)	(63,634)
Repayment from subsidiaries			2,135
Purchase of intangible assets				(1,500)
Repayment of loan to a director					131
Proceeds from disposal of financial asset at FVTPL			5,000
NET CASH (USED IN) FROM INVESTING ACTIVITIES			(20,692)	(33,426)	(80,008)
FINANCING ACTIVITIES
Proceeds on issue of convertible preferred shares					124,250
Proceeds from issue of shares upon exercise of share options			392	141	6,029
Issuance costs paid for convertible preferred shares					(3,782)
Accrued issuance costs paid				(1,173)	(439)
NET CASH (USED IN) FROM FINANCING ACTIVITIES			392	(1,032)	126,058
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS			(26,860)	(40,760)	44,866
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	$ 6,001	$ 32,861	32,861	73,621	28,755
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR			$ 6,001	$ 32,861	$ 73,621